Goodwill and Intangible Assets Changes in the Carrying Amount of Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 29, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Dec. 28, 2019
Indefinite-lived Intangible Assets [Roll Forward]
Beginning balance					$ 43,966
Impairment losses	$ (474)	$ (8,600)	$ (215)	$ (101)	(687)
Reclassified to assets held for sale					(9)
Translation adjustments					130
Ending balance		$ 43,966			$ 43,400